UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Kansas Municipal Fund
Schedule of Investments October 30, 2009
	Principal Amount	Market Value
KANSAS MUNICIPAL BONDS (96.9%)

Burlington, KS PCR (Gas & Elec.) 5.300% 6/1/31	$1,000,000	$1,008,810
Burlington, KS PCR (Gas & Elec.) 4.850% 6/1/31	500,000	498,975
Butler Cty., KS Public Bldg. 5.550% 10/1/21	300,000	311,076
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. 5.000% 8/1/22	250,000	255,033
Cowley Cty., KS USD #465 (Winfield) 5.250% 10/1/14	250,000	284,235
Dickinson Cnty, KS USD # 473 5.000% 9/1/27	325,000	352,615
Dodge City, KS Sales Tax Rev 5.250% 6/1/31	1,000,000	1,060,820
Dodge, KS School District #443 5.000% 9/1/11	1,000,000	1,058,330
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 9/1/29	250,000	256,882
Douglas Cty., KS Sales Tax Ref. 5.000% 8/1/19	1,000,000	1,065,210
Harvey Cty., KS USD #373 (Newton) 5.000% 9/1/23	200,000	213,854
Harvey Cty., KS USD #373 (Newton) 5.000% 9/1/25	1,000,000	1,053,190
Hutchinson, KS Community College 5.000% 10/1/25	350,000	354,931
Hutchinson, KS Community College 5.250% 10/1/30	300,000	302,883
Hutchinson, KS Community College 5.250% 10/1/33	450,000	451,215
* Johnson Cty., KS USD #231 Gardner-Edgerton 5.000% 10/1/24	1,135,000	1,153,523
Johnson Cty., KS USD #232 (Desoto) 5.250% 9/1/23	500,000	539,000
Junction City, KS Ref & Impt 5.000% 9/1/25	250,000	258,133
Junction City, KS Unlimited GO 4.100% 9/1/20	100,000	102,698
Junction City, KS Unlimited GO 4.250% 9/1/21	100,000	102,885
Junction City, KS Unlimited GO 4.400% 9/1/22	100,000	103,894
Kansas City, KS Mrtge. Rev. 5.900% 11/1/27	240,000	240,002
Kansas Dept. Transportation Highway Rev. 5.000% 3/1/23	250,000	264,815
KS Dev. Fin. Auth. Sales Tax Rev. K-St-Olathe Innovation-L1 5.000% 9/1/39	200,000	203,590
KS Devl. Fin. Auth. Sisters of Charity Leavenworth 5.125% 12/1/18	100,000	99,651
KS Devl. Finance Auth. (Hays Medical Center) 5.000% 11/15/22	500,000	508,250
KS Devl. Finance Auth. (KS St. Projects) Rev. 5.000% 10/1/17	250,000	262,540
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev. 6.125% 12/1/20	1,000,000	1,030,260
* KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded 5.375% 11/15/24	1,365,000	1,375,483
KS Devl. Finance Auth. (Water Pollution Control) 5.000% 11/1/23	1,000,000	1,039,500
* KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 5/1/11	250,000	250,033
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 11/1/22	1,000,000	1,055,600
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS) 5.000% 6/1/33	250,000	252,423
KS Devl. Finance Auth. Rev. (Dept. Admin.) 5.000% 11/1/25	250,000	264,353
* KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 5/1/26	1,335,000	1,400,682
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 5/1/35	250,000	256,560
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/1/25	250,000	271,040
KS Devl. Finance Auth. Rev. (Road Revolving Fund) 4.625% 10/1/26	250,000	261,725
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.) 5.000% 2/1/26	500,000	512,495
KS Devl. Finance Auth. Rev. (Water Pollution) 5.000% 11/1/28	250,000	259,348
KS St Dev Fin Auth Hosp Rev Adventist Health 5.500% 11/15/29	100,000	100,980
KS St Dev Fin Auth Lease Rev (Dept. of Admin. Capital Restoration) 5.375% 10/1/20	370,000	386,839
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 5/1/13	570,000	604,576
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	256,022
KS St Dev Fin Auth Rev State of KS Projects 5.000% 11/1/34	500,000	515,080
KS St Dev Fin Auth. Adventist Health 5.750% 11/15/34	250,000	253,248
KS ST Dev Fin Auth. Hosp. Rev. Adventist Health 5.150% 11/15/23	250,000	258,658
KS Turnpike Auth. Rev. 5.250% 9/1/21	500,000	527,610
KS Turnpike Auth. Rev. 5.000% 9/1/24	330,000	341,266
KS Turnpike Auth. Rev. 5.000% 9/1/25	750,000	772,987
Lawrence, KS (Memorial Hospital) Rev. 5.125% 7/1/26	500,000	494,160
Lawrence, KS (Memorial Hospital) Rev. 5.125% 7/1/36	300,000	271,032
Lawrence, KS (Unlimited Tax) Refunding G.O. 5.375% 9/1/20	500,000	516,410
Leavenworth County USD #453 GO Improvement & Refunding 5.125% 3/1/29	1,000,000	1,059,220
Lincoln County, KS Public Bldg (Lincoln County Hosp) 5.000% 3/1/28	125,000	136,808
Manhattan, KS General Obligation 5.000% 11/1/28	130,000	140,052
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 8/15/20	250,000	253,023
Montgomery Cty, KS USD # 446 5.000% 9/1/33	250,000	257,800
Newton, KS Unlimited G.O. 4.750% 9/1/29	435,000	450,181
Olathe, Health Fac Rev (Med Center) 5.000% 9/1/29	500,000	476,275
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 9/1/25	235,000	236,546
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 9/1/30	500,000	501,530
* Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.700% 11/1/27	2,210,000	2,210,022
Park City, KS 6.000% 12/1/29	500,000	549,700
Reno Cty., KS USD #308 Hutchinson 4.500% 9/1/23	500,000	515,005
Salina, KS (General Obligation) 4.625% 10/1/27	200,000	205,746
Sedgwick Cnty Kans Uni Sch Dist No. 262 5.000% 9/1/28	500,000	529,300
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev. 5.800% 11/15/26	1,000,000	1,000,230
Shawnee Cty., KS G.O. 5.000% 9/1/16	655,000	738,997
Topeka, KS G.O. 5.000% 8/15/21	400,000	408,328
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 6/1/31	750,000	746,047
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 7/1/19	700,000	746,172
Wichita, KS (Via Christi Health System) Rev. 6.250% 11/15/24	1,500,000	1,516,380
Wichita, KS (Via Christi Health System) Rev. 5.625% 11/15/31	1,100,000	1,106,149
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.650% 7/1/16	990,000	990,109
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.700% 7/1/22	2,000,000	2,000,040
Wichita, KS Water & Sewer Rev. 5.000% 10/1/23	100,000	108,554
Wichita, KS Water & Sewer Util. Rev. 5.250% 10/1/18	1,465,000	1,564,473
Wichita, KS Water & Sewer Util. Rev. 5.000% 10/1/28	500,000	507,885
Wyandotte City, KS General Obligation 5.000% 8/1/27	500,000	530,530
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev 5.000% 9/1/29	500,000	538,605

TOTAL KANSAS MUNICIPAL BONDS (COST: $44,849,637)		$45,919,117

SHORT-TERM SECURITIES (2.0%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $936,498)	936,498	$936,498

TOTAL INVESTMENTS IN SECURITIES (COST: $45,786,135)		$46,855,615
OTHER ASSETS LESS LIABILITIES		552,964

NET ASSETS		$47,408,579

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES

At October 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $45,786,135. The net unrealized appreciation of investments based on the cost was $1,069,480, which is comprised of $1,168,425 aggregate gross unrealized appreciation and $98,945 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$936,498	$0	$0	$936,498
Municipal Bonds	0	45,919,117	0	45,919,117
Total	$936,498	$45,919,117	$0	$46,855,615

Kansas Insured Intermediate Fund
Schedule of Investments October 30, 2009
	Principal Amount	Market Value
KANSAS MUNICIPAL BONDS (96.4%)

Butler Cty., KS USD#402 5.250% 9/1/21	$250,000	$280,900
*Butler Cnty, KS USD #385 5.000% 9/1/18	500,000	558,215
Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) 5.250% 9/1/16	770,000	842,904
Cowley County, KS USD# 470 4.750% 9/1/23	100,000	105,543
Cowley Cty., KS USD #465 (Winfield) 5.250% 10/1/14	140,000	159,172
Crawford County, KS School Distist 5.000% 9/1/20	300,000	333,525
Dickinson Cnty, KS USD 473 4.500% 9/1/22	215,000	229,457
Dodge City, KS Sales Tax Rev 5.000% 6/1/21	310,000	335,277
Dodge City, KS Sales Tax Rev 4.400% 6/1/25	350,000	356,384
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 9/1/23	375,000	398,992
Ford County, KS Sales Tax - Ser A 4.500% 9/1/24	500,000	522,145
Harvey Cty., KS USD #373 (Newton) 4.000% 9/1/18	250,000	252,610
Johnson Cty., KS Community College Student Commons & Parking 5.000% 11/15/19	235,000	246,151
Johnson Cty., KS USD #232 (Desoto) 5.000% 9/1/15	100,000	113,711
Junction City, KS Unlimited GO 4.500% 9/1/23	100,000	102,323
Kansas City, KS Util. Syst. Ref. & Impvt. 6.300% 9/1/16	440,000	440,251
KS St Dev Fin Auth Lease Rev (Dept. Admin. 7th & Harrison PJ) 5.500% 12/1/13	375,000	376,631
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. 6.400% 1/1/24	255,000	255,263
KS Devl. Finance Auth. (Wichita Univ.) 5.900% 4/1/15	305,000	310,801
KS Devl. Finance Auth. (KS St. Projects) Rev. 5.000% 10/1/17	250,000	262,540
KS Devl Fin. Auth. Kansas Projects 5.250% 10/1/22	100,000	103,650
KS Devl. Finance Auth. Rev. (KS St. Projects) 4.100% 5/1/19	250,000	258,722
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/1/25	100,000	108,416
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 5.750% 11/15/12	595,000	655,047
KS Turnpike Auth. Rev. 5.000% 9/1/24	200,000	206,828
Leavenworth County USD #453 GO Improvement & Refunding 5.250% 3/1/24	200,000	216,876
Leavenworth County USD# 453 4.750% 9/1/25	300,000	312,015
Leavenworth Cty., KS USD# 458 4.500% 9/1/28	250,000	250,917
Leoti, KS USD # 467 5.000% 10/1/18	100,000	111,285
Lincoln County, KS Public Bldg (Lincoln County Hosp) 5.000% 3/1/28	125,000	136,807
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 8/15/20	500,000	506,045
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.000% 10/1/14	520,000	520,759
Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.180% 10/1/23	445,000	445,080
Montgomery Cnty, KS Uni Sch Dist No 445 5.000% 4/1/21	100,000	100,807
Montgomery Cnty, KS USD 446 4.000% 9/1/19	150,000	154,416
Morton Cty., KS USD #217 4.000% 9/1/10	100,000	100,192
Neosho County, KS Sales Tax Rev 4.000% 10/1/23	500,000	494,495
Newton, KS Unlimited G.O. 5.000% 9/1/21	100,000	109,994
Olathe, Kansas General Obligation 4.000% 10/1/19	100,000	104,373
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.250% 11/1/12	355,000	355,004
Park City, KS 5.100% 12/1/20	200,000	219,174
Park City, KS 5.500% 12/1/24	100,000	111,057
Saline Cty., KS USD #305 (Salina) G.O. Ref. 5.500% 9/1/15	190,000	205,800
Sedgwick County KS UNI School Dist. # 262 5.000% 9/1/18	100,000	114,510
Sedgwick County USD # 265 Goddard 4.250% 10/1/20	250,000	253,542
Sedgwick Cty., KS USD #265 (Goddard) 4.500% 10/1/26	250,000	259,970
Sedgwick Cnty USD #266 Maize School 5.250% 9/1/20	360,000	405,799
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. 5.000% 9/1/14	485,000	515,531
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. 5.250% 10/1/14	150,000	150,033
Sumner County, KS Sales Tax Rev. 5.000% 10/1/14	400,000	451,208
Topeka, KS Utilities Rev 4.250% 8/1/21	150,000	150,785
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 7/1/19	255,000	271,820
Wichita, KS GO 4.500% 9/1/22	150,000	157,160
Wichita, KS GO 4.750% 9/1/27	180,000	187,371
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. 5.375% 7/1/10	105,000	105,048
Wichita, KS Water & Sewer Rev. 5.000% 10/1/23	200,000	217,108
Wyandotte Cty, KS. GO 5.000% 8/1/25	250,000	269,443
*Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.125% 9/1/13	500,000	505,605
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 9/1/24	200,000	223,058
Wyandotte Cty., KS USD #500 G.O. 5.250% 9/1/13	250,000	284,955

TOTAL KANSAS MUNICIPAL BONDS (COST: $16,342,989)		$16,793,500

SHORT-TERM SECURITIES (2.5%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $435,268)	435,268	$435,268

TOTAL INVESTMENTS IN SECURITIES (COST: $16,778,257)		$17,228,768
OTHER ASSETS LESS LIABILITIES		194,076

NET ASSETS		$17,422,844

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES

At October 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $16,778,257. The net unrealized appreciation of investments based on the cost was $450,511, which is comprised of $499,989 aggregate gross unrealized appreciation and $49,478 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE: INVESTMENT IN SECURITIES

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$435,268	$0	$0	$435,268
Municipal Bonds	0	16,793,500	0	16,793,500
Total	$435,268	$16,793,500	$0	$17,228,768

Maine Municipal Fund
Schedule of Investments October 30, 2009
	Principal Amount	Market Value
MAINE MUNICIPAL BONDS (88.2%)

Bangor, ME 4.000% 9/1/24	$155,000	$158,723
Brewer, ME GO 4.600% 11/1/17	210,000	219,129
Freeport, ME GO 7.250% 9/1/10	20,000	21,128
Gorham, ME Unlimited Tax G.O. 4.300% 2/1/23	155,000	162,902
Gorham, ME Unlimited Tax G.O. 4.350% 2/1/24	155,000	162,827
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	286,538
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	284,438
Houlton, ME Water District 4.600% 5/1/14	85,000	86,284
Kennebec, ME Regl. Dev. 5.500% 8/1/14	75,000	77,446
Kennebunk, ME Power & Light Dist. 5.000% 8/1/22	500,000	529,590
Lewiston, ME G.O. 5.000% 4/1/22	500,000	526,395
Lewiston, ME G.O. 5.000% 4/1/24	250,000	264,497
Lewiston, ME G.O. 4.500% 1/15/25	200,000	206,294
Maine Governmental Facs. Auth Lease 5.375% 10/1/16	250,000	264,890
Maine Governmental Facs. Auth Lease Rent Rev. 5.000% 10/1/23	125,000	130,761
Maine Health & Higher Educ. Facs. Auth. (Bates College) 5.250% 7/1/11	25,000	25,014
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) 5.250% 7/1/10	410,000	411,656
Maine Health & Higher Educ. Facs. Auth. 6.000% 10/1/13	195,000	219,560
Maine Health & Higher Educ. Facs. Rev. 5.000% 7/1/22	250,000	264,942
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) 5.000% 7/1/25	340,000	355,902
Maine Health & Higher Edl Facsauth Rev Prerefunded -Ser B 5.000% 7/1/23	65,000	75,542
Maine Health & Higher Edl Facsauth Rev Unrefunded Bal 5.000% 7/1/23	135,000	143,096
Maine Municipal Bond Bank Transportation Infustructure Rev 5.000% 9/1/24	1,000,000	1,086,670
Maine Municipal Bond Bank (Sewer & Water) Rev. 4.900% 11/1/24	100,000	105,492
Maine State (Highway) 5.000% 6/15/11	200,000	213,786
Maine State Hsg. Auth. 5.000% 11/15/29	350,000	353,150
*Maine State Turnpike Auth. Rev. 5.750% 7/1/28	500,000	518,630
Maine State Turnpike Auth. 5.000% 7/1/33	450,000	456,390
Portland, ME 5.000% 9/1/13	60,000	62,617
Portland, ME 4.250% 5/1/29	250,000	253,415
Portland, ME 5.000% 9/1/18	250,000	287,942
Portland, ME Airport Rev 5.000% 7/1/32	500,000	502,625
Portland, ME Water District Rev 4.250% 11/1/27	500,000	502,015
Scarborough, ME G.O. 4.400% 11/1/31	250,000	249,645
Scarborough, ME G.O. 4.400% 11/1/32	480,000	474,514
Maine School Adminstrative Dist # 51 General Obligation 4.250% 10/15/29	250,000	252,468
Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.) 5.900% 11/1/13	1,465,000	1,465,044
South Portland, ME 5.800% 9/1/11	40,000	43,753
University of Maine System Rev. 4.750% 3/1/37	550,000	549,687
Westbrook, ME G.O. 4.250% 10/15/20	180,000	187,780
Windham, ME G.O. 3.125% 11/1/10	100,000	103,040
Windham, ME G.O. 4.000% 11/1/14	475,000	516,306
Yarmouth, ME 5.250% 11/15/09	250,000	250,488
*Yarmouth, ME 5.000% 11/15/19	500,000	537,270
York, ME G.O. 4.000% 9/1/10	75,000	77,315

TOTAL MAINE MUNICIPAL BONDS		$13,927,596

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	10,000	10,155

PUERTO RICO MUNICIPAL BONDS (5.1%)
*Puerto Rico Public Finance Corp. Commonwealth Appropriations	710,000	811,289

VIRGIN ISLANDS MUNICIPAL BONDS (3.2%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev.	500,000	503,220

TOTAL MUNICIPAL BONDS (COST: $14,868,603)		$15,252,260

SHORT-TERM SECURITIES (2.4%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $374,458)	374,458	$374,458

TOTAL INVESTMENTS IN SECURITIES (COST: $15,243,061)		$15,626,718
OTHER ASSETS LESS LIABILITIES		169,963

NET ASSETS		$15,796,681

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES

At October 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $15,243,061. The net unrealized appreciation of investments based on the cost was $383,657, which is comprised of $409,824 aggregate gross unrealized appreciation and $26,167 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE: INVESTMENT IN SECURITIES

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$374,458	$0	$0	$374,458
Municipal Bonds	0	15,252,260	0	15,252,260
Total	$374,458	$15,252,260	$0	$15,626,718

Nebraska Municipal Fund
Schedule of Investments October 30, 2009
	Principal Amount	Market Value
NEBRASKA MUNICIPAL BONDS (93.9%)

Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.300% 12/15/18	$250,000	$250,112
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.250% 12/15/33	250,000	229,362
Cornhusker Public Power Dist. Electric Rev. 4.650% 7/1/29	250,000	251,722
Dawson Cnty, NE SID #1 G.O. Ref (IBP, Inc. Proj.) 5.650% 2/1/22	700,000	590,079
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. 4.500% 12/15/25	405,000	405,202
Dawson Cty. Public Power Electric Sys. Rev. 4.750% 12/1/32	250,000	249,492
*Dodge Cty., NE SD #001 (Fremont Public Schools) 5.500% 12/15/20	1,000,000	1,057,130
Douglas Cty., NE G.O. 4.750% 12/1/25	250,000	251,765
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. 5.250% 9/1/21	250,000	233,877
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	265,377
Douglas Cty., NE (Catholic Health Corp.) Rev. 5.375% 11/15/15	190,000	190,027
Douglas County, NE Hosp. Methodist Health 5.500% 11/1/38	500,000	462,610
Douglas Cty, NE Hosp. Methodist Health 5.500% 11/1/38	250,000	251,232
Douglas Cty., NE SID #397 (Linden Estates II) 5.600% 4/1/23	500,000	500,090
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. 4.500% 12/15/23	250,000	252,822
Douglas Cnty School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	235,412
Fremont, NE Combined Utilities Rev. 5.000% 10/15/21	500,000	512,200
Hall Cty., NE School Dist. #2 Grand Island 5.000% 12/15/23	500,000	542,765
Lancaster Cnty Neb Hosp Auth No 1 (Bryanlg Med Center) 4.000% 6/1/10	250,000	253,557
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project) 4.750% 6/1/21	1,000,000	1,007,910
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) 5.250% 1/15/21	500,000	518,005
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O. 5.250% 1/15/22	500,000	526,970
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. 5.000% 12/15/25	250,000	250,073
Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/25	400,000	390,060
*Lincoln, NE Elec. Syst. Rev. 5.000% 9/1/21	1,000,000	1,043,590
Lincoln, NE San. Swr. Rev. 4.500% 6/15/29	250,000	250,770
Lincoln, NE Water Rev. 5.000% 8/15/22	575,000	594,263
Lincoln, NE Water Rev. 4.000% 8/15/25	250,000	252,548
Lincoln, NE Water Rev. 4.500% 8/15/34	250,000	253,075
Metropolitan Community College South Omaha Bldg. Proj. 4.500% 3/1/26	1,000,000	1,017,140
Municipal Energy Agy of NE Power Supply Rev. 5.125% 4/1/24	195,000	210,017
NE Hgr. Educ. Loan Program Senior Subord. Term 6.250% 6/1/18	800,000	811,536
NE Hgr. Educ. Loan Program Junior Subord. Rev. 6.400% 6/1/13	120,000	122,684
NE Hgr. Educ. Loan Program Junior Subord. Term 6.450% 6/1/18	400,000	401,240
*NE Hgr. Educ. Loan Program Student Loan 5.875% 6/1/14	650,000	650,410
NE Hgr. Educ. Loan Program B Rev. 6.000% 6/1/28	100,000	100,018
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. 5.500% 4/1/27	1,000,000	1,000,150
NE Invmt. Finance Auth. Multifamily Hsg. Rev. 6.200% 6/1/28	135,000	135,018
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. 5.450% 11/15/22	750,000	759,855
Omaha, NE Various Purpose 5.000% 5/1/22	250,000	264,160
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	512,495
Omaha, NEB Unlimited GO 5.000% 10/15/25	500,000	554,750
Omaha Public Power Electric Rev. 5.250% 2/1/23	250,000	271,443
Omaha, NE Public Power Dist. Elec. Syst. Rev. 5.200% 2/1/22	500,000	506,000
Omaha, NE Public Power Electric Rev. 5.000% 2/1/34	1,000,000	1,014,930
Omaha, NE Public Power Dist. Elec. Syst. Rev. 6.200% 2/1/17	650,000	753,812
*Omaha, NE (Riverfront Project) Special Obligation 5.500% 2/1/29	1,000,000	1,031,410
Omaha, NE Public Power Dist. (Electric Rev) 4.750% 2/1/25	250,000	261,602
Omaha, NE Public Power Dist. (Electric Rev) 4.300% 2/1/31	100,000	94,298
Papillion, NE G.O. 4.350% 12/15/27	250,000	251,113
Sarpy Count School Dist.#27 Papillion-LA Vista GO 5.000% 12/1/28	250,000	262,190
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. 5.650% 5/1/12	100,000	102,852
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. 6.150% 5/1/30	250,000	251,383
Public Power Generation Agy Whelan Energy Rev 5.000% 1/1/32	500,000	507,535
Public Power Generation Agy. Whelan Energy Center 5.000% 1/1/27	250,000	263,652
Saunders Cty., NE G.O. 5.000% 11/1/30	250,000	251,968
Saunders Cty., NE G.O. 4.250% 12/15/21	515,000	521,036
Scotts Bluff Cnty NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	428,054
Southern Public Power Dist. 5.000% 12/15/23	250,000	263,878
University of NE Fac. Corp. Deferred Maintenance 5.000% 7/15/20	500,000	534,010
Univ. of NE Board of Regents Student Facs. 5.000% 5/15/32	250,000	257,553
Univ. of NE Board of Regents (Heath & Rec. Proj.) 5.000% 5/15/33	600,000	619,902
University NE University Rev. Lincoln Student Fee 4.000% 7/1/24	250,000	248,975
Univ. of NE (U. of NE - Lincoln Student Fees) Rev. 5.125% 7/1/32	250,000	254,773
University of NE University Rev. Lincoln Student Facs. 5.000% 7/1/28	250,000	257,015
Washington Cnty S/D#1 (Blair) 3.750% 12/15/13	130,000	137,084

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $27,545,769)		$27,958,038

SHORT-TERM SECURITIES (7.9%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $2,350,092)	2,350,092	$2,350,092

TOTAL INVESTMENTS IN SECURITIES (COST: $29,895,861)		$30,308,130
OTHER ASSETS LESS LIABILITIES		(531,041)

NET ASSETS		$29,777,089

As of October 30, 2009, the Fund had two when-issued purchases:

400,000 of Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/25

440,000 of Scotts Bluff Cnty NE Sch Dist #32 Building Bonds 4.300% 12/15/29

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES

At October 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $29,895,861. The net unrealized appreciation of investments based on the cost was $412,269, which is comprised of $651,233 aggregate gross unrealized appreciation and $238,964 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,350,092	$0	$0	$2,350,092
Municipal Bonds	0	27,958,038	0	27,958,038
Total	$2,350,092	$27,958,038	$0	$30,308,130

New Hampshire Municipal Fund
Schedule of Investments October 30, 2009
	Principal Amount	Market Value
NEW HAMPSHIRE MUNICIPAL BONDS (94.5%)

Belknap Cty., NH G.O. 5.200% 6/15/13	$225,000	$225,358
Concord, NH G.O. 4.600% 10/15/14	100,000	106,176
*Derry, NH 4.800% 2/1/18	115,000	119,725
Gorham, NH G.O. 4.850% 4/1/14	65,000	65,446
Hampton, NH G.O. 4.000% 12/15/20	200,000	201,816
Hillsborough, NH G.O. 4.000% 11/1/20	100,000	102,575
Hillsborough, NH G.O. 4.000% 11/1/21	100,000	102,195
Manchester, NH Water Rev. 5.000% 12/1/28	100,000	102,955
Manchester, NH Water Works Rev. 5.000% 12/1/34	250,000	255,895
Merrimack Cty., NH G.O. 4.250% 12/1/19	100,000	107,639
Merrimack Cty., NH G.O. 4.500% 12/1/27	100,000	104,505
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.100% 10/1/10	100,000	103,695
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.200% 10/1/11	60,000	63,932
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.500% 10/1/15	120,000	125,230
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.625% 10/1/16	20,000	20,963
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) 5.500% 7/1/13	95,000	103,196
New Hampshire Health & Ed. Conway Hosp. 5.250% 6/1/16	100,000	99,446
New Hampshire Health & Ed. Facs. Auth Rev. Healthcare Sys-Covenant Hlth-B 5.000% 7/1/24	100,000	99,614
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 8/1/33	115,000	117,232
New Hampshire Health & Educ Concord Hosp. 5.875% 10/1/16	100,000	98,105
New Hampshire Muni Bond Bank 2009 Series D 4.000% 7/15/25	175,000	180,154
*New Hampshire State Capital Improvement G.O. 5.000% 4/15/13	250,000	279,397
New Hampshire State Capital Improvement G.O. 4.750% 3/1/27	100,000	105,823
New Hampshire State Hsg. Single Fam. Rev. 4.900% 7/1/25	200,000	193,468
New Hampshire State Turnpike System 5.125% 10/1/19	100,000	104,541
Portsmouth, NH G.O. 4.000% 8/1/19	100,000	104,260
*Rochester, NH G.O. 4.750% 7/15/20	300,000	316,416

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS		$3,609,757

GUAM MUNICIPAL BONDS (0.3%)
Guam Hsg. Corp. Single Family Mtg.	10,000	10,155

TOTAL MUNICIPAL BONDS (COST: $3,518,586)		$3,619,912

SHORT-TERM SECURITIES (4.5%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $170,297)	170,297	$170,297

TOTAL INVESTMENTS IN SECURITIES (COST: $3,688,883)		$3,790,209
OTHER ASSETS MINUS LIABILITIES		30,082

NET ASSETS		$3,820,291

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES

At October 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,688,883. The net unrealized appreciation of investments based on the cost was $101,326, which is comprised of $104,974 aggregate gross unrealized appreciation and $3,648 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$170,297	$0	$0	$170,297
Municipal Bonds	0	3,619,912	0	3,619,912
Total	$170,297	$3,619,912	$0	$3,790,209

Oklahoma Municipal Fund
Schedule of Investments October 30, 2009
	Principal Amount	Market Value
OKLAHOMA MUNICIPAL BONDS (92.7%)

Board of Regents (OK Univ. Science Center) 5.000% 7/1/36	$1,000,000	$1,025,630
Claremore, OK Student Hsg. Rev. (Rogers University) 5.750% 9/1/34	500,000	400,750
Drumright, OK Utility Sys. Rev. 4.750% 2/1/36	950,000	909,387
Durant, OK Community Fac. Auth. Sales Tax Rev. 5.500% 11/1/19	500,000	533,225
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.375% 12/1/19	200,000	181,734
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.500% 12/1/28	865,000	711,056
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 7/1/23	200,000	206,254
Edmond, OK Pub Wks Auth Util Rev 4.850% 1/1/24	155,000	161,141
Edmond, OK Pub Wks Auth Util Rev 4.750% 7/1/24	250,000	257,917
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. 4.500% 4/1/18	250,000	252,665
Jenks Aquarium Auth. Rev. 5.250% 7/1/29	500,000	520,020
McAlester, OK Public Works Auth. 5.100% 2/1/30	100,000	103,423
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) 4.250% 9/1/20	585,000	600,222
Midwest City, OK Capital Impvt. 5.375% 9/1/24	500,000	516,420
Norman, OK (Regl. Hospital) Auth. 5.250% 9/1/16	180,000	169,592
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. 5.000% 8/1/24	150,000	150,200
OK Board of Regents (Univ. of Central OK) 5.600% 8/1/20	150,000	156,860
OK Board of Regents (Univ. of Central OK) 5.700% 8/1/25	390,000	403,159
OK Board of Regents (Univ. of OK) 4.125% 7/1/26	250,000	250,540
OK Capital Impvt. Auth. (Higher Ed. Project) 5.000% 7/1/24	250,000	260,150
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 7/1/22	500,000	525,020
* OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 7/1/30	1,000,000	1,025,040
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 7/1/22	100,000	103,553
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 7/1/23	100,000	102,721
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.500% 7/1/24	200,000	207,610
OK Capital Impvt. Auth. (State Highway) Rev. 5.000% 6/1/14	250,000	280,620
OK Capital Impvt. Auth. (State Highway) Rev. 4.000% 7/1/18	250,000	259,322
OK Capital Impvt. Auth. (Supreme Court Proj.) 4.500% 7/1/26	500,000	507,550
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.100% 3/1/16	140,000	140,183
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.150% 3/1/21	100,000	100,094
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A 5.600% 3/1/15	280,000	287,529
OK Devl. Finance Auth. (Langston Univ. Stadium) 5.000% 7/1/27	250,000	259,417
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement 5.100% 6/1/27	120,000	123,175
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) 4.900% 12/1/22	200,000	206,602
OK Devl. Finance Auth. (Seminole State College) 5.125% 12/1/27	150,000	155,264
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. 5.000% 12/1/28	500,000	477,285
OK Devl. Finance Auth. (St. John Health Syst.) 5.750% 2/15/25	50,000	50,172
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 5.750% 2/15/25	125,000	125,216
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 6.000% 2/15/29	100,000	100,140
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.600% 4/1/22	250,000	256,080
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.650% 4/1/23	250,000	255,143
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) 4.500% 6/1/26	250,000	258,030
OK Housing Finance Agency Single Family Homeownership 5.250% 9/1/21	70,000	70,118
OK Housing Finance Agency Single Family Homeownership 5.850% 9/1/20	20,000	20,085
* OK Municipal Power Auth. Power Supply Rev. 4.500% 1/1/47	600,000	505,386
OK Municipal Power Auth. Rev. 5.750% 1/1/24	2,230,000	2,506,609
* OK State Student Loan Auth. 5.625% 6/1/31	685,000	662,724
OK State Student Loan Auth. 5.300% 12/1/32	450,000	395,519
OK State Student Loan Auth. 6.350% 9/1/25	280,000	289,316
* OK State Water (Loan Program) Rev. 5.100% 9/1/16	40,000	40,033
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded 5.000% 1/1/21	10,000	10,880
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded 5.000% 1/1/21	90,000	93,390
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 7/1/21	250,000	267,263
Oklahoma City Airport Trust Jr. Lien Refunding Series B. 5.000% 7/1/19	250,000	269,950
Oklahoma City, OK 4.250% 3/1/22	110,000	112,488
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) 5.500% 10/1/19	250,000	274,583
Oklahoma City, OK Water Utility Rev. 5.000% 7/1/34	250,000	254,388
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 5.000% 7/1/29	425,000	440,895
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 4.000% 7/1/34	250,000	234,785
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev 5.100% 3/1/17	100,000	100,112
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev. 5.100% 9/1/17	100,000	100,600
Oklahoma Housing Finance 5.050% 9/1/23	880,000	875,486
Oklahoma Housing Finance 5.150% 9/1/29	440,000	429,101
Oklahoma Housing Finance 5.200% 9/1/32	440,000	425,229
Okmulgee Public Works Auth. Capital Improvement Rev. 5.125% 8/1/30	750,000	764,475
Okmulgee Public Works Auth. Capital Improvement Rev. 4.800% 10/1/27	500,000	513,760
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) 5.000% 11/1/21	250,000	260,073
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. 5.750% 12/1/30	250,000	199,645
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A 5.625% 12/1/20	140,000	125,654
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A 5.700% 12/1/25	220,000	187,055
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.550% 11/1/21	250,000	226,350
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.650% 11/1/31	375,000	308,798
Rural Enterprises, OK Inc. USAOF Student Housing 5.550% 11/1/21	250,000	217,763
Rural Enterprises, OK Inc. USAOF Student Housing 5.650% 11/1/31	250,000	190,263
Sapulpa Municipal Authority Utility Rev. 5.125% 1/1/32	250,000	256,282
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) 5.250% 11/1/23	250,000	198,795
Tulsa Cty, OK Indl. Auth. Recreation Facs. 4.700% 9/1/24	500,000	509,560
Tulsa Metropolitan Util. Auth. Utility Revs 4.250% 5/1/26	100,000	100,606
Tulsa Metropolitan Util. Auth. Utility Revs 4.500% 5/1/27	610,000	618,723
Tulsa Oklahoma Pub. Facs. Auth. 4.750% 11/15/37	500,000	496,890
Tulsa, OK General Obligation 4.500% 3/1/23	700,000	728,315
University of OK Board of Regents (Multi Facs.) Rev. 4.750% 6/1/29	250,000	252,665
University of OK Board of Regents (Research Fac.) Rev. 4.800% 3/1/28	670,000	682,355
University of OK Board of Regents Student Hsg. Rev. 5.000% 11/1/27	1,000,000	1,011,930
University of OK Student Hsg. (Cameron Univ.) Rev. 5.500% 7/1/23	250,000	267,717

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $30,461,413)		$30,072,725

SHORT-TERM SECURITIES (6.3%)	Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $2,028,441)	2,028,441	$2,028,441

TOTAL INVESTMENTS IN SECURITIES (COST: $32,489,854)		$32,101,166
OTHER ASSETS LESS LIABILITIES		349,646

NET ASSETS		$32,450,812

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NOTE: INVESTMENT IN SECURITIES

At October 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $32,489,854. The net unrealized depreciation of investments based on the cost was $388,688, which is comprised of $504,257 aggregate gross unrealized appreciation and $892,945 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of October 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,028,441	$0	$0	$2,028,441
Municipal Bonds	0	30,072,725	0	30,072,725
Total	$2,028,441	$30,072,725	$0	$32,101,166

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/Shannon D. Radke

Shannon D. Radke
President

Date: December 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

By: /s/Shannon D. Radke

Shannon D. Radke
President

Date: December 24, 2009

By: /s/Adam Forthun

Adam Forthun
Treasurer

Date: December 24, 2009